J.P. Morgan Acceptance Corporation II ABS-15G

Exhibit 99.18

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
XXXXXX	304846425	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 4	2025-10-02 11:02	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 tax returns not signed. Borrower 1 tax returns not signed		N/A 10/03 According to our GL when there are tax transcripts on loan. we can proceed with unsigned tax returns - 10/03/2025	Transcripts/4506 in file. Explanation meet requirements - 10/06/2025 N/A XXXXXX According to our GL when there are tax transcripts on loan. we can proceed with unsigned tax returns - 10/03/2025		2025-10-06 13:28	Resolved	3	1	3	1
XXXXXX	304846425	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 4	2025-10-02 11:35	Credit	Asset 1 Less Than 2 Months Verified	Asset has less than 2 months verified in file. Missing an additional 1-month bank statement for XXXXXX Acct #XXXXXX		According to our GL for assets verification required 1-month bank statement - 10/03/2025	explanation meet requirements - 10/06/2025 According to our GL for assets verification required 1-month bank statement - 10/03/2025		2025-10-06 13:30	Resolved	3	1	3	1
XXXXXX	304846425	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 4	2025-10-02 11:44	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-10-02 11:44	Cleared	1	1	3	1
XXXXXX	304846425	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 4	2025-10-02 15:51	Compliance	Insufficient Tolerance Cure	A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.10) were applied to the total fee variance of ($9.50) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Grma fee was added on the initial CD without a valid changed circumstance. The total variance is $9.50		The GRMA fee is part of the recording fees. It's always reflected separately on the initial CD and on LE, it sums up with all recordings. COC is not required. - 10/03/2025	Received confirmation GRMA fee is included in recording fee. - 10/06/2025 Resolved - 10/06/2025 The GRMA fee is part of the recording fees. It's always reflected separately on the initial CD and on LE, it sums up with all recordings. COC is not required. - 10/03/2025		2025-10-06 15:11	Resolved	3	1	3	1
XXXXXX	304852069	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-10-14 14:49	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-10-14 14:49	Cleared	1	1	1	1
XXXXXX	304852069	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-10-14 14:49	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-10-14 14:49	Cleared	1	1	1	1
XXXXXX	304852069	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-10-14 16:28	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-10-14 16:28	Cleared	1	1	1	1